UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09459

        Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
	April 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.9% (5.2% of Total Investments)
$ 280	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Adjustable	9/08 at 100.00	AAA	$151,810
	Rate, 5.800%, 11/01/41 (4)
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	924,600
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/29
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	298,698
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	297,576
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

1,885	Total Education and Civic Organizations			1,672,684

	Health Care – 15.4% (10.1% of Total Investments)
565	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	570,108
	2007A, 5.000%, 1/01/25
10	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	9,718
	Health System/West, Series 2003A, 5.000%, 3/01/28
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	222,180
	Network, Series 2005B, 5.000%, 12/01/37
415	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	361,295
	Network, Series 2007, 5.000%, 12/01/42
200	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	200,916
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	763,725
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,025	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,007,022
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
140	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	142,451
	5.000%, 4/01/16

3,355	Total Health Care			3,277,415

	Housing/Multifamily – 6.9% (4.5% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/09 at 102.00	Aaa	1,017,620
	Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 – MBIA Insured
275	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	277,657
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
	Minimum Tax)
205	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	187,253
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

1,480	Total Housing/Multifamily			1,482,530

	Housing/Single Family – 17.1% (11.2% of Total Investments)
635	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	617,703
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38
1,995	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	7/16 at 103.00	Aaa	1,992,184
	Revenue Bonds, Seires 2006A1, 5.350%, 1/01/38 (Alternative Minimum Tax)
1,085	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	1,025,726
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

3,715	Total Housing/Single Family			3,635,613

	Tax Obligation/General – 11.5% (7.6% of Total Investments)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	A+	1,054,090
	Series 2005, 5.000%, 7/01/20 – FGIC Insured
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	AAA	1,395,999
	2006, 5.000%, 7/01/21 – MBIA Insured

2,340	Total Tax Obligation/General			2,450,089

	Tax Obligation/Limited – 46.9% (30.8% of Total Investments)
1,220	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	1,233,762
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
96	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	85,885
	2005, 5.500%, 7/15/29
210	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	192,814
	Montecito Assessment District, Series 2007, 5.700%, 7/01/27
173	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	180,979
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AAA	1,038,980
	8/01/22 – MBIA Insured
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	284,182
	8/01/23 – MBIA Insured
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 –	7/13 at 100.00	AAA	1,216,745
	AMBAC Insured
415	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	371,367
	4.600%, 1/01/26
150	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	141,894
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
330	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	334,003
	2006, 5.300%, 7/15/31
225	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	205,767
	Bonds, Series 2007, 5.800%, 7/15/32
100	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	86,146
	Series 2006, 5.350%, 7/15/31
900	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	AAA	953,361
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	644,232
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
600	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A–	594,504
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
350	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	324,321
	Bonds, Series 2007, 5.900%, 7/15/32
1,000	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,075,210
500	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	497,605
	2005, 5.750%, 7/15/24
355	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	336,057
	2005, 6.000%, 7/01/30
225	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	193,554
	Bonds Series 2006, 5.250%, 7/15/31

9,984	Total Tax Obligation/Limited			9,991,368

	U.S. Guaranteed – 8.3% (5.5% of Total Investments) (5)
365	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (5)	400,004
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
240	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	265,646
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – MBIA Insured
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (5)	1,109,440
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)

1,605	Total U.S. Guaranteed			1,775,090

	Utilities – 24.6% (16.1% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,667,055
	Hoover Project, Series 2001, 5.250%, 10/01/17
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	A+	1,083,520
	FGIC Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A–	977,750
	XLCA Insured
200	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	208,344
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
235	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	7/08 at 101.00	Aa1	237,637
	Revenue Refunding Bonds, Series 1997A, 5.000%, 1/01/20
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	1,060,530
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/18

4,935	Total Utilities			5,234,836

	Water and Sewer – 13.6% (9.0% of Total Investments)
225	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	231,588
	2003, 5.000%, 7/01/23 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AA	1,530,990
	2002, 5.000%, 7/01/26 – FGIC Insured
520	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	540,920
	2005, 5.000%, 7/01/23 – MBIA Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
225	4.700%, 4/01/22	4/14 at 100.00	N/R	207,209
260	4.900%, 4/01/32	4/17 at 100.00	N/R	228,548
175	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	166,030
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

2,905	Total Water and Sewer			2,905,285

$ 32,204	Total Investments (cost $32,686,032) – 152.2%			32,424,910

	Other Assets Less Liabilities – 4.1%			878,931

	Preferred Shares, at Liquidation Value – (56.3)% (6)			(12,000,000)

	Net Assets Applicable to Common Shares – 100%			$21,303,841

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed
XLCA-insured bonds on “negative credit watch” and one or more rating agencies have placed each of these insurers on “negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (37.0)%.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $32,681,184.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 647,356
Depreciation	(903,630)

Net unrealized appreciation (depreciation) of investments	$(256,274)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 27, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 27, 2008